TRADE ACCOUNTS RECEIVABLE - Summary of Trade Accounts Receivable Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 1,655	€ 1,732
Trade accounts receivable, gross
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	1,671	1,746
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 16	€ 14